INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of detailed information about intangible assets
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$45,251	$46,592	$(9,179)	$(7,598)	$36,072	$38,994
Additions	841	614	—	—	841	614
Dispositions and assets reclassified as held for sale	(2,539)	(714)	296	306	(2,243)	(408)
Acquisitions through business combinations	4,663	1,632	—	—	4,663	1,632
Amortization and impairment	—	—	(2,736)	(2,520)	(2,736)	(2,520)
Foreign currency translation and other	2,411	(2,873)	(512)	633	1,899	(2,240)
Balance, end of year	$50,627	$45,251	$(12,131)	$(9,179)	$38,496	$36,072

Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Private Equity	(a)	$19,913	$18,907
Infrastructure	(b)	16,909	15,682
Real Estate (LP Investments) and Other[1]	(c)	1,674	1,483
		$38,496	$36,072
1.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
a